Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended							8 Months Ended	10 Months Ended	12 Months Ended
	Jul. 06, 2017	Aug. 26, 2017	May 27, 2017	Feb. 25, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Entity Information [Line Items]
Net sales		$ 56,334
Income from operations		1,859
Net income (loss)		$ 450											$ 10,034
Earnings per share from net income:
Basic (in dollars per share)		$ 0.01
Diluted (in dollars per share)		$ 0.01
(Predecessor)
Entity Information [Line Items]
Net sales	$ 41,223		$ 96,503	$ 102,308	$ 99,803	$ 103,491	$ 104,590	$ 120,095	$ 99,682	$ 252,898	$ 339,837		427,858	$ 429,858
Income from operations	(18,660)		10,628	13,305	18,460	10,124	7,992	11,424	16,419	7,984	23,733		45,959	52,374
Net income (loss)	$ (17,082)		$ 4,347	$ 3,463	$ 6,787	$ 1,159	$ 776	$ 2,390	$ 5,709	$ (5,314)	$ (2,485)	$ (2,485)	$ 10,034	$ 13,956